Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Income before income taxes	$ 223,618	$ 202,378	$ 79,692
Adjustments for:
Depreciation, depletion and amortization	99,941	91,079	87,728
Finance cost	27,643	23,194	19,514
Finance income	(1,468)	(950)	(436)
Foreign exchange (gain)/loss, net	(20,846)	11,981	(19,990)
Derivative financial instrument loss/(gain), net	22,441	(10,967)	18,534
Increase (decrease) in working capital	(43,516)	(42,326)	(5,639)
Other	8,166	5,853	4,285
Cash generated from operations before income taxes	315,979	280,242	183,688
Income taxes, net	(67,942)	(53,117)	(5,314)
Net cash provided by operating activities	248,037	227,125	178,374
Cash flows from investing activities
Investments in property, plant and equipment	(135,421)	(117,144)	(125,374)
Investments in intangible assets	(1,591)	(1,600)	(2,896)
Interest received	1,468	950	436
Distributions from associate	0	0	272
Proceeds from the sale of assets, net of disposition costs	(259)	141	261
Net cash used in investing activities	(135,803)	(117,653)	(127,301)
Cash flows from financing activities
Repayment of affiliated party borrowings	(39,701)	(37,838)	(96,707)
Borrowings from affiliated party	85,218	45,537	95,240
Offering costs associated with borrowings	(682)	0	(781)
Borrowings from third party line of credit	60,000	35,000	115,000
Repayment of third party line of credit	(35,000)	(105,000)	(75,000)
Lease payments	(9,486)	(12,151)	(11,390)
Return of capital	(51,591)	0	0
Dividends paid	(85,069)	(33,786)	0
Capital increase expenses	(155)	0	0
Contribution from related party	200	0	0
Related party recharge for stock-based compensation	(2,830)	(429)	0
Settlement of derivative financial instrument (payments)/receipts	(16,783)	3,272	(19,827)
Derivative credit support receipts/(payments)	243	11,399	490
Net payments under cash management line of credit	0	0	(7,761)
Interest paid	(25,383)	(23,783)	(20,925)
IPO Costs	(2,307)	0	0
Net cash used in financing activities	(123,326)	(117,779)	(21,661)
Net (decrease)/increase in cash and cash equivalents	(11,092)	(8,307)	29,412
Cash and cash equivalents at beginning of period	22,036	29,841	202
Effects of exchange rate changes	1,180	502	227
Cash and cash equivalents at end of period	12,124	22,036	29,841
Changes in net operating assets and liabilities
Inventories	(37,649)	(9,185)	(40,644)
Trade receivables, net	7,136	(604)	(7,582)
Other receivables, net	7,419	(3,637)	(5,398)
Prepaid expenses and other current assets	1,886	(998)	(3,144)
Other assets	(534)	101	651
Accounts payable	(16,080)	(29,532)	57,273
Accrued expenses	3,959	(4,372)	(6,675)
Provisions	(4,934)	3,822	(2,167)
Other liabilities	214	(672)	(471)
Retirement benefit obligations	(39)	210	120
Operating related party activity	(4,894)	2,541	2,398
Changes in net operating assets and liabilities	$ 43,516	$ 42,326	$ 5,639